Provisions and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Other Provisions

	September 30, 2020	December 31, 2019
Tax contingencies	10,062	9,878
Civil contingencies	3,660	2,673
Labor contingencies	2,298	2,642

Total provision	16,020	15,193

Judicial deposits (i)	10,168	18,403

(i)
There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets and referred above for information.

	2019	2018
Tax contingencies	9,878	9,392
Civil contingencies	2,673	5,610
Labor contingencies	2,642	2,472

Total provision	15,193	17,474

Judicial deposits (a)	18,403	14,850

(a)
There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against us. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets, and referred above for information.

Summary Of Changes In Other Provisions
Changes in the provision during the period

	Nine months period ended		Three months period ended
	September 30,		September 30,
	2020	2019	2020	2019
At the beginning of period	15,193	17,474	15,479	17,171
Monetary correction	1,472	1,499	499	809
Provision accrued	912	1,726	333	1,657
Provision reversed	(965)	(3,933)	(78)	(3,931)
Payments	(592)	(1,062)	(213)	(2)

At the end of period	16,020	15,704	16,020	15,704

Changes in the provision during the year

	2019	2018	2017
Balance at January 1	17,474	11,843	5,334
Monetary correction	2,492	1,667	2,226
Provision/(Reversal)	(1,601)	7,897	3,531
Business combination (Note 5 (ii))	—	—	7,921
Payments	(3,172)	(3,933)	(7,169)

Balance at December 31	15,193	17,474	11,843

Summary Of Contingent Liabilities
Below is summarized these possible claims by nature:

	September 30, 2020	December 31, 2019
Tax (i)	70,700	69,386
Civil (ii)	114,669	81,414
Labor	6,572	3,151

Total	191,941	153,951

(i)
In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the first appeal was denied by the first administrative level of the Revenue Service Office. The Group will provide the ordinary appeal to Administrative Council of Tax Appeals (“CARF”). There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.

(ii)
The Group is defendant in 592 civil claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.

Below is summarized these claims by nature:

	2019	2018
Tax (i)	69,386	19,971
Civil (ii)	81,414	64,820
Labor	3,151	4,532

Total	153,951	89,323

(i)
In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the case at administrative level in assessment by the Administrative Council of Tax Appeals (“CARF”), awaiting the decision on the Group’s appeal. There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.

(ii)
The Group is defendant in 6 civil claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.